Risks and Concentration (Details)	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Risks and Concentration [Line Items]
Appreciation of foreign currency exchange rate risk			8.50%
Depreciation of foreign currency exchange rate risk	1.50%	1.70%
Customer Concentration Risk [Member] | No Supplier's [Member] | Accounts Payable [Member]
Risks and Concentration [Line Items]
Concentration risk, percentage			10.00%
Customer Concentration Risk [Member] | Other Customer [Member] | Revenue Benchmark [Member]
Risks and Concentration [Line Items]
Number of customer
Concentration risk, percentage	28.00%	11.40%
Customer Concentration Risk [Member] | Other Customer [Member] | Accounts Payable [Member]
Risks and Concentration [Line Items]
Concentration risk, percentage		10.00%
Customer Concentration Risk [Member] | Other Customer [Member] | Accounts Payable [Member] | Heze Jianuojia Pet Products Co., Ltd [Member]
Risks and Concentration [Line Items]
Concentration risk, percentage	10.00%
Customer Concentration Risk [Member] | Other Customer [Member] | Accounts Payable [Member] | Royal Canin China Co., Ltd. [Member]
Risks and Concentration [Line Items]
Concentration risk, percentage	17.00%
Customer Concentration Risk [Member] | No Customers [Member] | Accounts Receivable [Member]
Risks and Concentration [Line Items]
Concentration risk, percentage	10.00%	10.00%	10.00%